BARON

FUNDS®

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Energy and Resources Fund

Baron Global Advantage Fund

Supplement dated August 5, 2015

to Statement of Additional Information dated April 30, 2015

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY

Effective October 5, 2015, in connection with the principal investment strategy of Baron Energy and Resources Fund (the “Fund”), the Statement of Additional Information of the Fund is modified as follows:

On page 4 of the Statement of Additional Information, the first sentence of the first paragraph under “Non-U.S. Securities” which reads as follows: “Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund may invest without limitation in the securities of non-U.S. issuers in U.S. denominated form known as American Depository Receipts (“ADRs”).” is deleted in its entirety and replaced with the following: “Baron Partners Fund, Baron Focused Growth Fund and Baron Real Estate Fund may invest without limitation in the securities of non-U.S. issuers in U.S. denominated form known as American Depository Receipts (“ADRs”).”

On page 4 of the Statement of Additional Information, the first sentence of the fifth paragraph under “Non-U.S. Securities” which reads as follows: “Baron Global Advantage Fund may invest without limitation directly in the securities of U.S. and non-U.S. companies in any form, including, in the case of U.S. companies, European Depository Receipts and Global Depository Receipts, and in the case of non-U.S. companies, American Depository Receipts.” is deleted in its entirety and replaced with the following: “Baron Global Advantage Fund and Baron Energy and Resources Fund may invest without limitation directly in the securities of U.S. and non-U.S. companies in any form, including, in the case of U.S. companies, European Depository

Receipts and Global Depository Receipts, and in the case of non-U.S. companies, American Depository Receipts.”

This information supplements the Statement of Additional Information dated April 30, 2015. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.